Short Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2025
Short Term Bank Loans [Abstract]
Schedule of Outstanding Balance of Short-Term Bank Loans

Outstanding balance of short-term bank loans consisted of the following:

	June 30, 2024	December 31, 2024
Loans from Bank of Communication Fixed interest rates ranging from 3.90% to 4.20%, maturity dates from January 16, 2024 to April 10, 2025 and guaranteed by the representative of Zhuhai Powerbridge, Mr. Stewart Lor and a third party. The Group pledged buildings with the aggregated carrying value of $2.1 million and $2.1 million as of June 30, 2025 and December 31, 2024 to secure the loans	$1,814,730	$2,465,990
Loan from SPD Bank Fixed interest rates ranging from 3.5% to 4.1%, maturity on from June 28, 2024 to December 16, 2025 and guaranteed by Mr. Stewart Lor. The Group pledged fixed asset with the aggregated carrying value of $1.6 million and $1.6 million as of June 30, 2025 and December 31, 2024 to secure the loan, Mr. Stewart Lor pledged personal property to secure some of these loans.	1,437,825	1,411,094
Short term bank loans	$3,252,555	$3,877,084

Schedule of Movement Short-Term Bank Loans

The movement short-term bank loans are as follows:

	For the Six Months Ended June 30,
	2025	2024
Beginning balance	$3,877,083	$3,943,718
Additions	1,103,053	2,079,002
Repayments	(1,792,461)	(3,187,803)
Foreign currency translation adjustments	64,880	(82,825)
Ending balance	$3,252,555	$2,752,092